`                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE


               REPORT FOR THE CALENDAR QUARTER ENDED JUNE 30, 2003

                CHECK HERE IF AMENDMENT [ ]; AMENDMENT NO. _____

                         THIS AMENDMENT (check only one)
                              [ ] is a restatement
                              [ ] adds new holdings entries

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:      WYNNEFIELD CAPITAL MANAGEMENT, LLC

ADDRESS:   450 SEVENTH AVENUE - SUITE 509, NEW YORK, NEW YORK  10123

FORM 13F FILE NUMBER:  28-7006
===================================================================

               The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

REPORTING MANAGER:

NAME:   JOSHUA H. LANDES
TITLE:  MEMBER, GENERAL PARTNER
PHONE:  (212) 760-0814

SIGNATURE, PLACE, AND DATE OF SIGNING


/s/ Joshua H. Landes
---------------------
New York, New York
August 14, 2003

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

FORM 13F File Number:  28-7006
Name:  Wynnefield Capital, Inc.

                              FORM 13F SUMMARY PAGE
                                 REPORT SUMMARY:


Number of Other Managers:                   1


Form 13F Information Table Entry Total:     105


Form 13F Information Table Value Total:     $163,351,000

List of Other Included Managers:

                                 No.  1:
                                    Name:  Wynnefield Capital, Inc.
                                    Form  13F  File Number:  28 - 7006

                                                    FORM 13F INFORMATION TABLE
                                                     ------------------------

Name of Reporting Manager:  WYNNEFIELD CAPITAL MANAGEMENT, LLC                                              (SEC USE ONLY)
Name of Manager #1:  WYNNEFIELD CAPITAL, INC.

Column 1:             Column   Column    Column 4:                 Column            Column      Column 7:    Column 8:
                      2:       3:                                  5:                6:

Name of Issuer        Title    CUSIP     Fair Market    Shares     SH/PRN   Put/Call Investment  Other        Voting Authority
                      of       Number    Value          or                           discretion  Managers
                      Class              (in            Principal
                                         thousands)     Amount

                                                                                                              Sole     Shared  None
Acme Communication    COM      004631107 3,847          492,600    SH                SOLE        Filer +      SOLE
Inc.                                                                                             No. 1
Americas Car Mart     COM      03062T105 524            29,200     SH                SOLE        Filer +      SOLE
Inc.                                                                                             No. 1
Ampal American        CL A     032015109 981            355,254    SH                SOLE        Filer +      SOLE
Israel Corp.                                                                                     No. 1
Armor Holdings, Inc.  COM      042260109 5,692          405,400    SH                SOLE        Filer +      SOLE
                                                                                                 No. 1
Ashland Inc.          COM      044204105 1,353          44,300     SH                SOLE        Filer +      SOLE
                                                                                                 No. 1
Avalon Holdings       CL A     05343P109 25             11,700     SH                SOLE        Filer +      SOLE
Corp.                                                                                            No. 1
Balchem Corp.         COM      057665200 1,995          81,100     SH                SOLE        Filer +      SOLE
                                                                                                 No. 1
Banta Corp.           COM      066821109 2,519          75,000     SH                SOLE        Filer +      SOLE
                                                                                                 No. 1
Barrett Business      COM      068463108 3,199          533,100    SH                SOLE        Filer +      SOLE
Services Inc.                                                                                    No. 1
Blair Corp.           COM      092828102 1,281          59,300     SH                SOLE        Filer +      SOLE
                                                                                                 No.1
Boston                COM      100582105 359            50,000     SH                SOLE        Filer +      SOLE
Communications Group                                                                             No. 1


TOTAL                                    $21,775        2,136,954
                                         -------        ---------



Column 1:             Column   Column     Column 4:                 Column            Column      Column 7:    Column 8:
                      2:       3:                                   5:                6:

Name of Issuer        Title    CUSIP      Fair Market    Shares     SH/PRN   Put/Call Investment  Other        Voting Authority
                      of       Number     Value          or                           discretion  Managers
                      Class               (in            Principal
                                          thousands)     Amount
                                                                                                               Sole    Shared  None
Cagles Inc.          CL A      127703106  398           89,500      SH                SOLE        Filer +      SOLE
                                                                                                  No. 1
Cal Maine Foods      COM       128030202  259           41,700      SH                SOLE        Filer +      SOLE
Inc.                                                                                              No. 1
Canadian Superior    COM       136644101  61            48,400      SH                SOLE        Filer +      SOLE
Energy Inc.                                                                                       No. 1
Capital Senior       COM       140475104  295           96,400      SH                SOLE        Filer +      SOLE
Living Corp.                                                                                      No. 1
Celeritek Inc.       COM       150926103  381           50,000      SH                SOLE        Filer +      SOLE
                                                                                                  No. 1
Cherokee Inc.        COM       16444H102  8,085         449,153     SH                SOLE        Filer +      SOLE
                                                                                                  No. 1
Clarus Corp.         COM       182707109  2,464         400,060     SH                SOLE        Filer +      SOLE
                                                                                                  No. 1
Concorde Career      COM       20651H201  2,540         119,496     SH                SOLE        Filer +      SOLE
Colleges Inc.                                                                                     No. 1
Consol Energy Inc.   COM       20854P109  1,038         50,000      SH                SOLE        Filer +      SOLE
                                                                                                  No. 1
Core Laboratories    COM       M22717107  1,649         150,000     SH                SOLE        Filer +      SOLE
NV                                                                                                No. 1
Dade Behring         COM       23342J206  3,495         150,000     SH                SOLE        Filer +      SOLE
Holdings, Inc.                                                                                    No. 1
Danielson Holding    COM       236274106  230           153,300     SH                SOLE        Filer +      SOLE
Corp.                                                                                             No. 1
Dwyer Group Inc.     COM       267455103  99            15,000      SH                SOLE        Filer +      SOLE
                                                                                                  No. 1
Eldertrust           COM SH    284560109  3,479         408,800     SH                SOLE        Filer +      SOLE
                     BEN INT                                                                      No. 1
Enesco Group Inc.    COM       292973104  1,635         230,000     SH                SOLE        Filer +      SOLE
                                                                                                  No. 1
Epresence Inc.       COM       294348107  1,307         398,500     SH                SOLE        Filer +      SOLE
                                                                                                  No. 1
Falcon Products      COM       306075102  503           120,200     SH                SOLE        Filer +      SOLE
Inc.                                                                                              No. 1
First Aviation       COM       31865W108  7,048       2,060,944     SH                SOLE        Filer +      SOLE
Svcs Inc.                                                                                         No. 1
Flanders Corp.       COM       338494107  129           38,000      SH                SOLE        Filer +      SOLE
                                                                                                  No. 1
Foster L B Co.       COM       350060109  1,868         368,500     SH                SOLE        Filer +      SOLE
                                                                                                  No. 1
Frozen Food          COM       359360104  2,231         571,980     SH                SOLE        Filer +      SOLE
Express Inds Inc.                                                                                 No. 1
G-III Apparel        COM       36237H101  3,217         449,932     SH                SOLE        Filer +      SOLE
Group Ltd.                                                                                        No. 1
Gencorp Inc.         COM       368682100  1,175         130,000     SH                SOLE        Filer +      SOLE
                                                                                                  No. 1
Gerber Scientific    COM       373730100  3,525         444,000     SH                SOLE        Filer +      SOLE
Inc.                                                                                              No. 1
Global Industries    COM       379336100  444           100,000     SH                SOLE        Filer +      SOLE
Ltd.                                                                                              No. 1
Gold Fields Ltd.     SPONSORED 38059T106  1,114         100,000     SH                SOLE        Filer +      SOLE
New                  ADR                                                                          No. 1


TOTAL                                   $48,669       7,233,865
                                        -------       ---------



Column 1:             Column   Column     Column 4:                 Column            Column      Column 7:    Column 8:
                      2:       3:                                   5:                6:

Name of Issuer        Title    CUSIP      Fair Market    Shares     SH/PRN   Put/Call Investment  Other        Voting Authority
                      of       Number     Value          or                           discretion  Managers
                      Class               (in            Principal
                                          thousands)     Amount
                                                                                                               Sole    Shared  None
Greka Energy Corp.    COM      397637109  498            86,500     SH                SOLE        Filer +      SOLE
                                                                                                  No. 1
Griffon Corp.         COM      398433102  6,880          400,000    SH                SOLE        Filer +      SOLE
                                                                                                  No. 1
Haggar Corp.          COM      405173105  252            20,000     SH                SOLE        Filer +      SOLE
                                                                                                  No. 1
ICO Holdings Inc.     COM      449293109  1,914          1,788,343  SH                SOLE        Filer +      SOLE
                                                                                                  No. 1
Information           COM      456905108  2,102          500,541    SH                SOLE        Filer +      SOLE
Resources, Inc.                                                                                   No. 1
iVillage Inc.         COM      46588H105  179            89,500     SH                SOLE        Filer +      SOLE
                                                                                                  No. 1
Jacada Ltd.           ORD      M6184R101  65             25,000     SH                SOLE        Filer +      SOLE
                                                                                                  No. 1
Keynote Systems Inc.  COM      493308100  1,383          129,900    SH                SOLE        Filer +      SOLE
                                                                                                  No. 1
Ladish Inc.           COM      505754200  2,799          425,363    SH                SOLE        Filer +      SOLE
                                                                                                  No. 1
Langer Inc.           COM      515707107  38             12,200     SH                SOLE        Filer +      SOLE
                                                                                                  No. 1
Layne Christensen     COM      521050104  7,425          911,050    SH                SOLE        Filer +      SOLE
Co.                                                                                               No. 1
Lightbridge Inc.      COM      532226107  1,549          167,300    SH                SOLE        Filer +      SOLE
                                                                                                  No. 1
Looksmart Ltd.        COM      543442107  1,006          276,475    SH                SOLE        Filer +      SOLE
                                                                                                  No. 1
Lubys Inc.            COM      549282101  833            320,200    SH                SOLE        Filer +      SOLE
                                                                                                  No. 1
Management Network    COM      561693102  419            213,600    SH                SOLE        Filer +      SOLE
Group Inc.                                                                                        No. 1
Marisa Christina      COM      570268102  84             52,600     SH                SOLE        Filer +      SOLE
Inc.                                                                                              No. 1
Mediware              COM      584946107  1,225          100,300    SH                SOLE        Filer +      SOLE
Information Systems                                                                               No. 1
Inc.
Mobility              COM      60741U101  135            25,000     SH                SOLE        Filer +      SOLE
Electronics Inc.                                                                                  No. 1
Monro Muffler Brake   COM      610236101  4,154          150,000    SH                SOLE        Filer +      SOLE
Inc.                                                                                              No. 1
Mony Group Inc.       COM      615337102  1,632          60,000     SH                SOLE        Filer +      SOLE
                                                                                                  No. 1
MVC Capital           COM      553829102  332            41,200     SH                SOLE        Filer +      SOLE
                                                                                                  No. 1
Napco Security        COM      630402105  121            13,000     SH                SOLE        Filer +      SOLE
Systems Inc.                                                                                      No. 1
Nevada Gold &         COM      64126Q206  3,428         360,800     SH                SOLE        Filer +      SOLE
Casinos Inc.                                                                                      No. 1
Niagara Corp.         COM      653349100  1,546         552,119     SH                SOLE        Filer +      SOLE
                                                                                                  No. 1


TOTAL                                   $39,999       6,720,991
                                        -------       ---------



Column 1:             Column   Column     Column 4:                 Column            Column      Column 7:    Column 8:
                      2:       3:                                   5:                6:

Name of Issuer        Title    CUSIP      Fair Market    Shares     SH/PRN   Put/Call Investment  Other        Voting Authority
                      of       Number     Value          or                           discretion  Managers
                      Class               (in            Principal
                                          thousands)     Amount
                                                                                                               Sole    Shared  None
On Assignment Inc.    COM       682159108  48             10,000     SH                SOLE       Filer +      SOLE
                                                                                                  No. 1
OPTI Inc.             COM       683960108  73             50,000     SH                SOLE       Filer +      SOLE
                                                                                                  No. 1
Opticare Health       COM       68386P105  206            343,005    SH                SOLE       Filer +      SOLE
Systems Inc.                                                                                      No. 1
PC-Tel Inc.           COM       69325Q105  1,928          150,600    SH                SOLE       Filer +      SOLE
                                                                                                  No. 1
PSB Bancorp. Inc.     COM       693604100  90             12,000     SH                SOLE       Filer +      SOLE
                                                                                                  No. 1
Packaged Ice Inc.     COM       695148106  959            267,200    SH                SOLE       Filer +      SOLE
                                                                                                  No. 1
Phoenix Gold          COM       719068108  520            415,950    SH                SOLE       Filer +      SOLE
International Inc.                                                                                No. 1
Pinnacle              COM       723456109  3,254          450,000    SH                SOLE       Filer +      SOLE
Entertainment Inc.                                                                                No. 1
Pinnacor Inc.         COM       723487104  876            411,300    SH                SOLE       Filer +      SOLE
                                                                                                  No. 1
Playtex Products      COM       72813P100  338            50,015     SH                SOLE       Filer +      SOLE
Inc.                                                                                              No. 1
Price Legacy Corp.    COM       74144P106  3,601          911,600    SH                SOLE       Filer +      SOLE
                                                                                                  No. 1
Pricesmart Inc.       COM       741511109  4,513          377,654    SH                SOLE       Filer +      SOLE
                                                                                                  No. 1
Range Resource        COM       75281A109  2,063          330,600    SH                SOLE       Filer +      SOLE
Corp.                                                                                             No. 1
Resonate Inc.         COM       76115Q104  861            445,900    SH                SOLE       Filer +      SOLE
                                                                                                  No. 1
Royal Olympic         COM       V7780Z109  557            301,350    SH                SOLE       Filer +      SOLE
Cruise Lines Inc.                                                                                 No. 1
S1 Corporation        COM       78463B101  118            30,000     SH                SOLE       Filer +      SOLE
                                                                                                  No. 1
Scheid Vineyards      CL A      806403101  333            113,000    SH                SOLE       Filer +      SOLE
Inc.                                                                                              No. 1
SCS Transportation    COM       81111T102  1,187          87,400     SH                SOLE       Filer +      SOLE
Inc.                                                                                              No. 1
Sequa Corporation     CL A      817320104  1,905          51,700     SH                SOLE       Filer +      SOLE
                                                                                                  No. 1
Sequa Corporation     CL B      817320203  311            7,300      SH                SOLE       Filer +      SOLE
                                                                                                  No. 1
Sherwood Brands       CL A      82437L104  43             26,100     SH                SOLE       Filer +      SOLE
Inc.                                                                                              No. 1
Sinclair Broadcast    CL A      829226109  2,226          200,000    SH                SOLE       Filer +      SOLE
Group Inc.                                                                                        No. 1
SOS Staffing          COM       78462X104  569            801,400    SH                SOLE       Filer +
Services Inc.                                                                                     No. 1

TOTAL                                    $ 26,579       5,844,074
                                         --------       ---------



Column 1:             Column      Column     Column 4:                 Column            Column      Column 7:    Column 8:
                      2:          3:                                   5:                6:

Name of Issuer        Title       CUSIP      Fair Market    Shares     SH/PRN   Put/Call Investment  Other        Voting Authority
                      of          Number     Value          or                           discretion  Managers
                      Class                  (in            Principal
                                             thousands)     Amount
                                                                                                                  Sole  Shared  None
SonicWall Inc.        COM         835470105  175            35,000      SH                SOLE        Filer + No. SOLE
                                                                                                      1
Stamps.com, Inc.      COM         852857101  1,032          215,000     SH                SOLE        Filer + No. SOLE
                                                                                                      1
Stolt Offshore SA     SPONSORED   861567105  122            62,468      SH                SOLE        Filer + No. SOLE
                      ADR                                                                             1
Storage Networks      COM         86211E103  115            88,200      SH                SOLE        Filer + No. SOLE
Inc.                                                                                                  1
Summit American       COM         86600T109  1,986          662,000     SH                SOLE        Filer + No. SOLE
Television Inc.                                                                                       1
Sylvan Inc.           COM         871371100  11,052         1,069,876   SH                SOLE        Filer + No. SOLE
                                                                                                      1
Tasty Baking Co.      COM         876553306  1,734          160,000     SH                SOLE        Filer + No. SOLE
                                                                                                      1
Tenet Healthcare      COM         88033G100  2,999          248,500     SH                SOLE        Filer + No. SOLE
Corp.                                                                                                 1
Trintech Group PLC    SPONSORED   896682200  385            145,100     SH                SOLE        Filer + No. SOLE
                      ADR                                                                             1
Tropical              COM         89708P102  1,748          250,000     SH                SOLE        Filer + No. SOLE
Sportswear                                                                                            1
International Corp.
TVIA Inc.             COM         87307P101  58             50,000      SH                SOLE        Filer + No. SOLE
                                                                                                      1
U.S. Liquids Inc.     COM         902974104  40             159,400     SH                SOLE        Filer + No. SOLE
                                                                                                      1
Unifi Inc.            COM         904677101  94             13,400      SH                SOLE        Filer + No. SOLE
                                                                                                      1
Unitedglobalcom       CL A        913247508  162            26,998      SH                SOLE        Filer + No. SOLE
                                                                                                      1
Varsity Brands Inc.   COM         92227P108  1,078          166,912     SH                SOLE        Filer + No. SOLE
                                                                                                      1
Videsh Sanchar        SPONSORED   92659G600  127            28,000      SH                SOLE        Filer + No. SOLE
Nigam Ltd.            ADR                                                                             1
Westmoreland Coal     PFD DP A    960878304  1,090          29,000      SH                SOLE        Filer + No. SOLE
Co.                   CV1/4                                                                           1
Williams Companies    COM         969457100  75             10,800      SH                SOLE        Filer + No. SOLE
Inc.                                                                                                  1
Winmill & Co. Inc.    CL A        974259103  27             12,900      SH                SOLE        Filer + No. SOLE
                                                                                                      1
Wiser Oil Co.         COM         977284108  1,936          339,000     SH                SOLE        Filer + No. SOLE
                                                                                                      1
Workflow              COM         98137N109  294            75,000      SH                SOLE        Filer + No. SOLE
Management Inc.                                                                                       1


TOTAL                                        $26,329       3,847,554
                                             -------      ----------

GRAND TOTAL                                 $163,351      25,783,438
                                            --------      ----------
